                                                                                                April 29, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

Re:  Dreyfus BASIC Money Market Fund, Inc.

       1933 Act File No.: 33-46490

       1940 Act File No.: 811-06604

       CIK No.: 0000885409

Dear Sir/Madam:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended February 29, 2016.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2057.

                                                                                                Very truly yours,

                                                                                                /s/ Vickie Walton

                                                                                                Vickie Walton

                                                                                                Paralegal

Enclosures